As filed with the Securities and Exchange Commission on September 19, 2014

File Nos. 333-165034

811-22392

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER	☒
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 10	☒

And

REGISTRATION STATEMENT

UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11

COHEN & STEERS PREFERRED SECURITIES AND

INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Copy To:

Tina M. Payne Cohen & Steers Preferred Securities and Income Fund, Inc. 280 Park Avenue New York, NY 10017	Michael G. Doherty Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036
(Name and Address of Agent of Service of Process)

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Registration Statement of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Registrant’s Post-Effective Amendment No. 9, which was filed with the Securities and Exchange Commission on July 23, 2014. This Post-Effective Amendment No. 10 is filed solely for the purpose of designating September 30, 2014 as the new effective date of Post-Effective Amendment No. 9. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Registrant’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 19th day of September 2014.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ ADAM M. DERECHIN
Name:	Adam M. Derechin
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM M. DERECHIN (ADAM M. DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	September 19, 2014

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	September 19, 2014

By:	* (ROBERT H. STEERS)	Chairman and Director	September 19, 2014

By:	/s/ JOSEPH M. HARVEY (JOSEPH M. HARVEY)	Director	September 19, 2014

By:	* (MICHAEL CLARK)	Director	September 19, 2014

By:	* (BONNIE COHEN)	Director	September 19, 2014

By:	* (GEORGE GROSSMAN)	Director	September 19, 2014

By:	* (RICHARD E. KROON)	Director	September 19, 2014

By:	* (RICHARD J. NORMAN)	Director	September 19, 2014

By:	* (FRANK K. ROSS)	Director	September 19, 2014

By:	* (C. EDWARD WARD, JR.)	Director	September 19, 2014

*By:	/s/ TINA M. PAYNE TINA M. PAYNE AS ATTORNEY-IN-FACT		September 19, 2014